Trading Account Gains and Losses (Net Trading Gains and Losses) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gains (losses) recorded in income		¥ 169,943	¥ (93,321)	¥ (173,053)
Credit-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gains (losses) recorded in income	[1]	(467)	(2,830)	(6,694)
Credit-related contracts | Loans related to credit derivatives
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gains (losses) recorded in income		¥ (736)	¥ (754)	¥ (7,594)

[1]	Amounts include the net loss of ¥7,594 million, ¥754 million and ¥736 million on the credit derivatives economically managing the credit risk of loans during the fiscal years ended March 31, 2017, 2018 and 2019, respectively.